Related Party Transactions - Lease Agreements - Summary (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jan. 01, 2019	Dec. 31, 2018
Lease Transactions
Lease Depreciation	€ 8,823,258.74
Interest Expense On Finance Leases	965,000
Lease And Sublease Payments Recognised As Expense	2,229,937.87	€ 11,592,000
Lease Balances [Abstract]
Right of Use Assets	4,226,653,000			€ 0
Lease Liability IFRS 16			€ 4,547,534,000
Lease Right of Use Instant Total	129,605,000
Lease Liability Instant Total	130,103,000
Fresenius Lease SE [Member]
Lease Transactions
Lease Depreciation	2,523,992.31
Interest Expense On Finance Leases	250,000
Lease And Sublease Payments Recognised As Expense	1,954,974.76	4,274,000
Lease Balances [Abstract]
Right of Use Assets	33,220,000
Lease Liability IFRS 16	33,431,000
Fresenius Affiliate SE [Member]
Lease Transactions
Lease Depreciation	6,299,266.43
Interest Expense On Finance Leases	715,000
Lease And Sublease Payments Recognised As Expense	274,963.11	€ 7,318,000
Lease Balances [Abstract]
Right of Use Assets	96,385,000
Lease Liability IFRS 16	€ 96,672,000